Securities - Available-for-sale Securities in Continuous Loss Position (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, fair value, less than 12 months	$ 85,205	$ 67,058
Available-for-sale, gross unrealized losses, less than 12 months	(2,261)	(475)	$ (1,433)
Available-for-sale, fair value, 12 months or greater	46,160	50,580
Available-for-sale, gross unrealized losses, 12 months or greater	(1,888)	(1,312)	(400)
Securities available for sale	131,365	117,638
Available-for-sale, gross unrealized losses, total	(4,149)	(1,787)	(1,833)
U.S. Government-sponsored enterprises (GSEs) [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, fair value, less than 12 months	14,862	1,358
Available-for-sale, gross unrealized losses, less than 12 months	(425)	(1)	(564)
Available-for-sale, fair value, 12 months or greater	13,266	13,420
Available-for-sale, gross unrealized losses, 12 months or greater	(584)	(431)	0
Securities available for sale	28,128	14,778
Available-for-sale, gross unrealized losses, total	(1,009)	(432)	(564)
Municipal securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, fair value, less than 12 months	11,966	3,418
Available-for-sale, gross unrealized losses, less than 12 months	(182)	(43)
Available-for-sale, fair value, 12 months or greater	2,072	2,112
Available-for-sale, gross unrealized losses, 12 months or greater	(138)	(104)
Securities available for sale	14,038	5,530
Available-for-sale, gross unrealized losses, total	(320)	(147)
Other debt securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, fair value, less than 12 months	0	950
Available-for-sale, gross unrealized losses, less than 12 months	0	(24)
Available-for-sale, fair value, 12 months or greater	911	0
Available-for-sale, gross unrealized losses, 12 months or greater	(65)	0
Securities available for sale	911	950
Available-for-sale, gross unrealized losses, total	(65)	(24)
Mortgage-backed securities (GSEs) [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, fair value, less than 12 months	58,377	61,332
Available-for-sale, gross unrealized losses, less than 12 months	(1,654)	(407)	(690)
Available-for-sale, fair value, 12 months or greater	29,911	35,048
Available-for-sale, gross unrealized losses, 12 months or greater	(1,101)	(777)	(400)
Securities available for sale	88,288	96,380
Available-for-sale, gross unrealized losses, total	$ (2,755)	$ (1,184)	$ (1,090)